Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of stock options granted
	Number of	Weighted average
	options	exercise price
	#	C$
Outstanding as at December 31, 2021	3,224,859	2.75
Granted	60,000	1.30
Forfeited	(4,000)	3.75
Expired	(42,226)	3.71
Cancelled	(2,820,104)	2.56
Outstanding as at December 31, 2022	418,529	3.71
Exercisable as at December 31, 2022	416,271	3.71
	Number of	Weighted average
	options	exercise price
	#	C$
Outstanding as at December 31, 2020	1,693,063	6.11
Granted	2,841,086	2.26
Forfeited	(47,500)	4.83
Expired	(953,803)	4.87
Cancelled	(307,987)	9.85
Outstanding as at December 31, 2021	3,224,859	2.75
Exercisable as at December 31, 2021	3,197,601	2.72

	Number of	Weighted average
	options	exercise price
	#	C$
Outstanding as at December 31, 2019	1,454,943	21.96
Granted	1,082,639	4.14
Exercised	(22,382)	2.61
Cancelled	(822,137)	31.65
Outstanding as at December 31, 2020	1,693,063	6.11
Exercisable as at December 31, 2020	1,528,186	6.13

Schedule of fair values of options granted using the Black-Scholes option pricing model
	2022	2021	2020
Grant date share price	C$1.19	C$1.96 - C$2.85	C$3.75 - C$9.54
Exercise price	C$1.30	C$1.70 - C$4.25	C$3.68 - C$9.80
Expected dividend yield	-	-	-
Risk free interest rate	2.87%	0.34% - 1.10%	0.27% - 1.55%
Expected life	3 years	2 - 6 years	4 - 9 years
Expected volatility	112%	116% - 132%	120%

Schedule of number and weighted average remaining contractual life of outstanding and exercisable share options

The following table is a summary of the Company's share options outstanding as at December 31, 2022:

	Options outstanding		Options exercisable
		Weighted average
		remaining contractual
Exercise price	Number outstanding	life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
1.30	60,000	2.58	1.30	60,000
1.70	103,453	2.21	1.70	103,453
2.25	168,898	1.04	2.25	168,898
2.61	12,687	0.49	2.61	12,683
2.91	5,150	3.00	2.91	5,150
3.75	5,000	1.21	3.75	5,000
3.86	5,000	3.86	3.86	2,750
5.43	16,265	0.49	5.43	16,264
10.65	3,731	0.49	10.65	3,730
13.07	10,856	0.49	13.07	10,855
13.47	1,418	0.49	13.47	1,418
16.08	18,410	0.49	16.08	18,409
17.89	4,178	0.49	17.89	4,178
50.25	3,483	1.28	50.25	3,483
3.71	418,529	1.52	3.71	416,271
	Options outstanding		Options exercisable
		Weighted average
		remaining contractual
Exercise price	Number outstanding	life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
1.70	154,953	3.46	1.70	154,953
2.25	2,559,995	2.42	2.25	2,559,995
2.61	12,684	1.49	2.61	12,683
2.91	5,150	4.00	2.91	5,150
3.75	10,500	3.92	3.75	6,500
3.86	256,245	3.21	3.86	252,993
4.42	99,503	0.71	4.42	99,502
4.75	15,000	3.29	4.75	15,000
5.43	16,265	1.49	5.43	16,264
7.63	50,000	4.00	7.63	30,000
10.65	3,731	1.49	10.65	3,730
13.07	10,856	1.49	13.07	10,855
13.47	1,418	1.49	13.47	1,418
16.08	18,410	1.49	16.08	18,409
17.89	4,178	1.49	17.89	4,178
18.09	2,488	1.24	18.09	2,488
50.25	3,483	2.28	50.25	3,483
2.75	3,224,859	2.50	2.72	3,197,601

The following table is a summary of the Company's share options outstanding as at December 31, 2020:

	Options outstanding		Options exercisable
		Weighted average
		remaining contractual
Exercise price	Number outstanding	life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
2.61	12,683	2.49	2.61	12,683
3.75	5,500	6.47	3.75	500
3.86	872,139	4.08	3.86	864,139
4.42	99,502	1.71	4.42	99,502
4.75	110,000	4.29	4.75	77,500
5.03	60,000	4.70	5.03	7,498
5.43	16,264	2.49	5.43	16,264
6.16	20,000	3.18	6.16	20,000
7.17	199,005	3.83	7.17	199,005
7.63	203,750	4.34	7.63	138,750
9.54	15,000	4.06	9.54	13,125
10.65	3,730	2.49	10.65	3,730
13.07	10,855	2.49	13.07	10,855
13.47	1,418	2.49	13.47	1,418
16.08	18,409	2.49	16.08	18,409
17.89	4,178	2.49	17.89	4,178
18.09	17,413	2.21	18.09	17,413
20.10	8,289	2.27	20.10	8,289
47.24	1,493	3.37	47.24	1,493
50.25	5,224	3.31	50.25	5,224
52.26	498	3.21	52.26	498
55.28	498	3.12	55.28	498
59.30	498	2.96	59.30	498
75.38	498	3.04	75.38	498
86.43	1,244	2.87	86.43	1,244
142.71	4,975	2.74	142.71	4,975
6.11	1,693,063	3.88	6.13	1,528,186

Schedule of change in number of PSUs
Number of PSUs
#
Outstanding as at December 31, 2021	-
Granted	2,820,104
Converted to Class B Common shares	(400,000)
Outstanding as at December 31, 2022	2,420,104

Schedule of fair values of PSUs granted using the Black-Scholes option pricing model
May 16, 2022
Grant date share price	C$1.15
Exercise price	C$1.70 - C$7.63
Expected dividend yield	-
Risk free interest rate	2.58% - 2.70%
Expected life	1 - 6 years
Expected volatility	113%

Schedule of share-based compensation
	For the years ended December 31,
	2022	2021	2020
	$	$	$
Share options	69,780	3,594,005	2,825,863
PSUs	1,291,978	98,513	-
Class B Common Shares issued for services	169,500	174,537	-
Class B Common Shares issued for compensation	-	3,576,875	5,226,148
	1,531,258	7,443,930	8,052,011